Institutional Shares | DWS ESG Liquidity Fund
DWS ESG Liquidity Fund (formerly DWS Variable NAV Money Fund)
Investment Objective
The fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital.
Fees and Expenses of the Fund
These are the fees and expenses you may pay when you buy and hold shares.
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees	Institutional Shares DWS ESG Liquidity Fund Institutional Shares USD ($)
(paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Institutional Shares DWS ESG Liquidity Fund Institutional Shares
Management fee	0.15%
Distribution/service (12b-1) fees	none
Other expenses	0.83%
Total annual fund operating expenses	0.98%
Fee waiver/expense reimbursement	0.88%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.10%

The Advisor has contractually agreed through September 30, 2019 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.10%. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Institutional Shares | DWS ESG Liquidity Fund | Institutional Shares | USD ($)	10	224	456	1,121

Principal Investment Strategy

Main investments. The fund is a money market fund that is managed in accordance with federal regulations which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.

The fund does not seek to maintain a stable share price. As a result, the fund's share price will fluctuate and reflect the effects of unrealized appreciation and depreciation and realized losses and gains.

Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in securities that meet the Advisor's sustainability criteria. The fund may invest without limit in US treasury securities under adverse market conditions.

The fund invests in high quality, short-term, US dollar denominated money market instruments, including obligations of US and foreign banks, corporate obligations, US government securities, municipal securities, repurchase agreements and asset-backed securities, paying a fixed, variable or floating interest rate.

The fund reserves freedom of action to concentrate in obligations issued by domestic banks and US branches of foreign banks provided such US branch is subject to the same regulations as a domestic bank.

Management process. Starting from a universe of US dollar denominated money market instruments, including obligations of US and foreign banks, corporate obligations, US government securities, municipal securities, repurchase agreements and asset-backed securities, the fund buys securities that the Advisor determines present minimal credit risks. In addition, the Advisor incorporates Environmental, Social and Corporate Governance (ESG) criteria into the selection process.

In considering whether a security presents minimal credit risks, the Advisor will analyze the capacity of the security's issuer or guarantor to meet its financial obligations, which includes, as appropriate, with respect to the issuer or guarantor the following factors: (i) financial condition, (ii) sources of liquidity, (iii) ability to react to future market-wide and issuer specific events, including ability to repay debt in a highly adverse situation; and (iv) competitive position within its industry and industry strength within the economy and relative to economic trends.

In addition to considering financial information, the security selection process also evaluates a company based on ESG criteria. With the exception of municipal securities, a company's performance across certain ESG criteria is summarized in a proprietary ESG rating which is calculated by an affiliate of the Advisor on the basis of data obtained from various ESG data providers. Only companies with an ESG rating above a minimum threshold determined by the Advisor are considered for investment by the fund. The proprietary ESG rating is derived from multiple factors:

  Level of involvement in controversial sectors and weapons;
  Adherence to corporate governance principles;
  ESG performance relative to a peer group of companies; and
  Efforts to meet the United Nations' Sustainable Development Goals.

ESG ratings for municipal securities are calculated by the Advisor by applying a combination of positive and negative screens. From the investable universe of municipal securities, positive screens will automatically include green bonds (bonds that generally fund projects that have positive environmental and/or climate benefits) that meet minimum standards and negative screens will exclude municipal securities with exposure to weapons, issues where more than 10% of the business is attributable to nuclear power or more than 25% of the business is derived from coal, and issues related to gambling, lottery, the production or sale of tobacco, and other sectors deemed controversial by the Advisor.

The remainder of the investable universe of municipal securities are then scored on key performance indicators in each of three pillars: environmental, social and corporate governance. Only municipal securities with a cumulative score across all three pillars above a minimum threshold determined by the Advisor are considered for investment by the fund.

Using the financial and ESG criteria described above and working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.

Portfolio management may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Main Risks

There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.

Money market fund risk. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

ESG investing risk. Investing primarily in investments that meet ESG criteria carries the risk that the fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of companies and, therefore, may underperform funds that do not consider ESG factors.

Interest rate risk. Rising interest rates could cause the value of the fund's investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

Credit risk. The fund's performance could be hurt if an issuer of a money market instrument suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.

For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases to insure securities. Because guarantors may insure many types of securities, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.

Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value such investments using more subjective methods, such as fair value pricing. Any time the fund uses any valuation methodology other than market prices, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than market value when buying fund shares or receive less than market value when selling fund shares.

Liquidity and transaction risk. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. If dealer capacity in debt instruments is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt markets. Additionally, market participants other than the fund may attempt to sell debt holdings at the same time as the fund, which could cause downward pricing pressure and contribute to illiquidity. An inability to sell one or more portfolio securities can prevent the fund from being able to take advantage of other investment opportunities.

Unusual market conditions, an unusually high volume of redemption requests, or other similar conditions, could cause the fund to be unable to pay redemption proceeds within a short period of time.

Certain shareholders, including clients or affiliates of the Advisor, may from time to time own or control a significant percentage of the fund's shares. These shareholders may include, for example, institutional investors and other shareholders whose buy-sell decisions; are controlled by a single decision maker. Redemptions by these shareholders, or a high volume of redemption requests generally, may further increase the fund's liquidity risk.

Security selection risk. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market funds and could result in a decline in share price.

Municipal securities risk. The fund could be impacted by events in the municipal securities market, including the supply and demand for municipal securities. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.

Repurchase agreement risk. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Foreign investment risk. Foreign investments include certain special risks, such as unfavorable political and legal developments, limited financial information, regulatory risk and economic and financial instability. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated its withdrawal from the EU, which is expected to take place by March 2019. Significant uncertainty exists regarding the United Kingdom's anticipated withdrawal from the EU and any adverse economic and political effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Risks of holding cash. The fund will at times hold cash positions, which may hurt the fund's performance. Cash positions may also subject the fund to additional risks and costs, including any fees imposed by the fund's custodian for large cash balances.

Market risk. The market value of the securities in which the fund invests may be impacted by the prospects of individual issuers, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Fees and gates risk. The fund has adopted policies and procedures such that the fund will be able to impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions for up to 10 business days in any 90 day period in the event that the fund's liquidity falls below required minimums. A liquidity fee would reduce the amount shareholders receive upon redemption of shares. Redemption gates would prevent shareholders from redeeming fund shares.

Concentration risk. To the extent that the fund concentrates in a particular segment of the market it will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting banks or financial institutions will have a significant impact on the fund's performance.

In particular, banks and other financial institutions are highly dependent on short-term interest rates and can be adversely affected by downturns in the US and foreign economies or changes in banking regulations.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to liquidity.dws.com/global/index.jsp (the Web site does not form a part of this prospectus) or call (800) 730-1313.

In the bar chart and table below, the performance figures prior to Institutional Shares inception are based on the performance of the fund's original share class, Capital Shares, adjusted to reflect the higher expenses of the Institutional Shares. Capital Shares commenced operations on April 18, 2011 and are offered in a separate prospectus.

CALENDAR YEAR TOTAL RETURNS (%) (Institutional Shares)

	Returns	Period ending
Best Quarter	0.30%	December 31, 2017
Worst Quarter	0.03%	March 31, 2015
Year-to-Date	0.87%	June 30, 2018

Average Annual Total Returns (For periods ended 12/31/2017 expressed as a %) (Institutional Shares)
Average Annual Total Returns	Class Inception	1 Year	5 Years	Since Inception
Institutional Shares | DWS ESG Liquidity Fund | Institutional Shares	Dec. 02, 2013	1.03%	0.44%	0.38%

Total returns would have been lower if operating expenses had not been reduced.